Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of status of the 2011 share incentive plan
	Years Ended December 31,
	2 0 2 1		2 0 2 0		2 0 1 9
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at the beginning of year	266,500	$0.003	352,000	$0.23	674,200	$1.460
Changes during year:
Granted (a)	172,000	$0.003	64,000	$0.003	156,000	$0.003
Exercised	(71,500)	$0.003	(89,500)	$0.003	(108,200)	$0.003
Forfeited	(96,500)	$0.003	(56,000)	$1.233	(90,000)	$0.003
Expired	(1,000)	$0.003	(4,000)	$2.688	(280,000)	$2.947
Options outstanding at the end of year	269,500	$0.003	266,500	$0.003	352,000	$0.23

Options exercisable at the end of year	30,000	$0.003	23,000	$0.003	34,000	$1.49

Weighted average grant date fair value of options granted during the year (b)		$1.79		$1.32		$1.31

(a)	In the years ended December 31, 2021 and 2020 and 2019, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

Schedule of stock option granted is computed on the date of grant according to the black-scholes option pricing model
	Years Ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Dividend yield	8.73%	10.3%	11%
Expected volatility*	34%	22%	25%
Average risk-free interest rate	0.81%	0.53%	1.86%
Expected average term - in years	3.88	3.88	3.88

Schedule of information about options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding at December 31, 2021	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2021	Weighted average remaining contractual life	Weighted average exercise price
		Years			Years

$0.003	269,500	3.41	$0.003	30,000	2.04	$0.003